Blackberry Limited and Summary of Significant Accounting Policies - Customer Revenue (Details)	Mar. 01, 2014	Mar. 02, 2013
Percentage of Accounts Receivable Major Customers [Line Items]
Percentage Of Accounts Receivable Major Customers	10.00%	10.00%